Portfolio of Investments September 30, 2025
NPCT
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 151.8% (98.8% of Total Investments)
ASSET-BACKED SECURITIES - 2.1% (1.4% of Total Investments) –
$ 1,000,000 (a) Frontier Issuer LLC, Series 2023 1 8.300% 08/20/53 $ 1,024,536
1,000,000 (a) Frontier Issuer LLC, Series 2023 1 11.500 08/20/53 1,042,249
2,009,145 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series
2021 3CS
3.500 05/20/48 1,149,556
2,281,482 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series
2021 4GS
3.500 07/20/48 1,580,677
5,481,250 (a),(b) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 1,894,320
139,077 (a) Tesla Auto Lease Trust 2023-A, Series 2023 A 5.940 07/20/27 139,201
TOTAL ASSET-BACKED SECURITIES
(Cost $10,220,514) 6,830,539
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
336552547 CORPORATE BONDS - 102.4% (66.6% of Total Investments) (c) 336552547
AUTOMOBILES & COMPONENTS - 1.2%
4,000,000 Dana Inc 4.250 09/01/30 3,961,370
TOTAL AUTOMOBILES & COMPONENTS 3,961,370
BANKS - 22.6%
10,375,000 (a),(d) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720 08/11/31 10,110,957
2,600,000 (d) Canadian Imperial Bank of Commerce 7.000 10/28/85 2,669,927
4,250,000 (d),(e) Citigroup Inc 4.150 N/A 4,159,323
17,000,000 (a),(d) Intesa Sanpaolo SpA 4.950 06/01/42 14,377,310
3,250,000 (d),(e) JPMorgan Chase & Co 3.650 N/A 3,214,363
5,000,000 (f) Lloyds Banking Group PLC 4.976 08/11/33 5,069,296
10,195,000 (d),(e) PNC Financial Services Group Inc/The 3.400 N/A 9,881,277
10,000,000 (a),(d),(f) Standard Chartered PLC 5.300 01/09/43 9,542,243
15,000,000 (a),(d) UniCredit SpA 5.459 06/30/35 15,122,559
TOTAL BANKS 74,147,255
CAPITAL GOODS - 5.3%
9,000,000 (d),(e) Air Lease Corp 4.650 N/A 8,881,577
5,800,000 (f) GATX Corp 3.100 06/01/51 3,750,202
5,000,000 (a) Sociedad de Transmision Austral SA 4.000 01/27/32 4,739,444
TOTAL CAPITAL GOODS 17,371,223
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
10,000,000 Nordstrom Inc 5.000 01/15/44 7,346,075
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,346,075
CONSUMER DURABLES & APPAREL - 1.8%
EUR 5,000,000 (g) Arcelik AS, Reg S 3.000 05/27/26 5,854,658
TOTAL CONSUMER DURABLES & APPAREL 5,854,658
ENERGY - 4.3%
15,000,000 (a),(f) Santos Finance Ltd 3.649 04/29/31 14,001,767
TOTAL ENERGY 14,001,767
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
2,000,000 Host Hotels & Resorts LP 2.900 12/15/31 1,779,603
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,779,603
FINANCIAL SERVICES - 10.0%
7,200,000 (d),(e) American Express Co 3.550 N/A 7,062,388
2,400,000 Community Preservation Corp/The 2.867 02/01/30 2,231,754
2,000,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.750 09/15/30 1,844,768
4,482,000 (a),(f) HAT Holdings I LLC / HAT Holdings II LLC 3.375 06/15/26 4,438,211
EUR 5,400,000 (g) Power Finance Corp Ltd 1.841 09/21/28 6,086,940
4,292,000 (a) Starwood Property Trust Inc 3.625 07/15/26 4,242,821
5,710,000 (a) Starwood Property Trust Inc 4.375 01/15/27 5,660,968
1,445,000 (a) Starwood Property Trust Inc 6.000 04/15/30 1,466,963
TOTAL FINANCIAL SERVICES 33,034,813
INSURANCE - 1.5%
4,800,000 (a),(d),(f) Swiss Re Finance Luxembourg SA 5.000 04/02/49 4,836,393
TOTAL INSURANCE 4,836,393

Portfolio of Investments September 30, 2025
(continued)
NPCT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 4.8%
$ 345,000 (a) Alcoa Nederland Holding BV 7.125% 03/15/31 $ 362,658
550,000 (a) LD Celulose International GmbH 7.950 01/26/32 581,492
5,000,000 (a) LG Chem Ltd 2.375 07/07/31 4,419,675
5,000,000 LYB International Finance III LLC 3.800 10/01/60 3,218,633
6,845,000 (a) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 7,076,018
TOTAL MATERIALS 15,658,476
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,500,000 SK Battery America Inc, Reg S 2.125 01/26/26 2,471,233
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,471,233
TELECOMMUNICATION SERVICES - 4.2%
2,760,000 (a) Turkcell Iletisim Hizmetleri AS 7.650 01/24/32 2,885,237
5,000,000 Verizon Communications Inc 2.987 10/30/56 3,082,952
10,000,000 (d) Vodafone Group PLC 5.125 06/04/81 7,881,369
TOTAL TELECOMMUNICATION SERVICES 13,849,558
TRANSPORTATION - 1.5%
7,000,000 Norfolk Southern Corp 4.100 05/15/21 4,963,840
TOTAL TRANSPORTATION 4,963,840
UTILITIES - 41.8%
1,750,000 AES Corp/The 2.450 01/15/31 1,567,198
1,700,000 (d) AES Corp/The 7.600 01/15/55 1,760,955
5,000,000 (d) Algonquin Power & Utilities Corp 4.750 01/18/82 4,878,749
15,000,000 (a),(f) Brooklyn Union Gas Co/The 4.273 03/15/48 12,063,782
1,125,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 1,153,047
5,100,000 (a) Clearway Energy Operating LLC 3.750 01/15/32 4,577,957
2,500,000 (d) CMS Energy Corp 4.750 06/01/50 2,438,166
2,500,000 (d) CMS Energy Corp 3.750 12/01/50 2,308,037
7,050,000 (a) Colbun SA 3.150 01/19/32 6,434,921
2,244,000 Consolidated Edison Co of New York Inc 4.300 12/01/56 1,816,556
EUR 5,000,000 (d),(g),(h) EDP - Energias de Portugal SA 1.875 03/14/82 5,457,517
EUR 8,000,000 (d),(e),(g) Engie SA, Reg S 1.875 N/A 8,361,405
5,313,000 (a) India Cleantech Energy2021 1 4.700 08/10/26 5,261,181
6,650,000 (a),(f) Interchile SA 4.500 06/30/56 5,702,224
2,000,000 (a) Leeward Renewable Energy Operations LLC 4.250 07/01/29 1,884,748
7,330,000 (a),(f) Liberty Utilities Finance GP 1 2.050 09/15/30 6,541,164
2,325,000 (a) New York State Electric & Gas Corp 5.050 08/15/35 2,338,173
7,000,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 6,822,399
918,668 PG&E Recovery Funding LLC 4.838 06/01/33 935,181
4,600,000 (d) Sempra 4.125 04/01/52 4,475,675
4,408,736 (a) Solar Star Funding LLC 5.375 06/30/35 4,536,166
13,000,000 (f) Southern California Edison Co 3.650 06/01/51 8,984,754
4,000,000 Southern Co Gas Capital Corp 3.150 09/30/51 2,610,226
5,000,000 (d) Southern Co/The 3.750 09/15/51 4,933,322
5,000,000 (a) Star Energy Geothermal Darajat II / Star Energy Geothermal
Salak
4.850 10/14/38 4,774,862
8,075,000 (a),(i) Sunnova Energy Corp 5.875 09/01/26 20,188
9,161,000 (a),(f) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 7,768,528
3,754,030 (a) Topaz Solar Farms LLC 5.750 09/30/39 3,805,348
8,321,783 (a) Topaz Solar Farms LLC 4.875 09/30/39 7,281,560
2,433,325 (a) UEP Penonome II SA2020 1 6.500 10/01/38 2,172,059
1,500,000 (a),(d),(e) Vistra Corp 7.000 N/A 1,522,905
2,033,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 2,087,330
TOTAL UTILITIES 137,276,283
TOTAL CORPORATE BONDS
(Cost $391,141,927) 336,552,547

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 22.1% (14.4% of Total Investments) –
$ 5,000,000 (a),(h) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
8.265% 04/15/34 $ 3,913,437
5,000,000 (a),(h) BAMLL Commercial Mortgage Securities Trust 2021-JACX,
Series 2021 JACX, (TSFR1M + 3.864%)
8.015 09/15/38 4,495,865
1,250,000 (a),(h) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.811 02/15/53 997,717
4,000,000 (a),(h) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.811 02/15/53 3,024,514
3,840,000 (a),(h) Benchmark 2019-B10 Mortgage Trust, Series 2019 B10 4.029 03/15/62 2,927,438
2,500,000 (a),(h) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
5.451 02/15/37 2,209,744
7,887,000 (a),(h) COMM 2020-CX Mortgage Trust, Series 2020 CX 2.773 11/10/46 6,147,050
62,521,906 (a),(h) Freddie Mac Multifamily ML Certificates, Series 2021 ML11,
(I/O)
0.769 03/25/38 3,026,685
24,010,719 (h) Freddie Mac Multifamily ML Certificates, Series 2023 ML18 1.508 09/25/37 2,519,205
27,483,764 (h) Freddie Mac Multifamily ML Certificates, Series 2021 ML10,
(I/O)
2.128 01/25/38 3,887,304
44,639,611 (h) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.305 07/25/41 3,946,588
2,500,000 (a),(h) Hudson Yards 2019-55HY Mortgage Trust, Series 2019 55HY 3.041 12/10/41 2,136,503
5,000,000 (a),(h) J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, Series 2018 AON
4.767 07/05/31 849,110
10,000,000 (a),(h) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 6,310,995
5,661,000 (a),(h) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6.980 07/15/36 4,508,259
700,000 (a),(h) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 3.579%)
7.730 07/15/36 513,963
4,420,000 (a),(h) NYC Commercial Mortgage Trust 2021-909, Series 2021 909 3.312 04/10/43 3,416,146
80,369,000 (a),(h) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0.258 07/15/41 952,381
2,850,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 2,423,172
7,000,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 5,703,370
3,500,000 (a),(h) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE 2.989 02/12/41 2,526,082
6,000,000 (a),(h) VNDO Trust 2016-350P, Series 2016 350P 4.033 01/10/35 5,779,797
500,000 (a),(h) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6.258 12/15/34 468,094
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $95,060,652) 72,683,419
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13810757 MUNICIPAL BONDS - 4.2% (2.7% of Total Investments) 13810757
ARIZONA - 0.2%
705,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Gerard
Facility Project, Series 2021C
3.250 07/01/31 637,846
TOTAL ARIZONA 637,846
DISTRICT OF COLUMBIA - 0.1%
254,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Taxable Senior Lien Green Series 2014A
4.814 10/01/14 222,948
TOTAL DISTRICT OF COLUMBIA 222,948
INDIANA - 0.0%
234,358 (i) Fort Wayne, Indiana Economic Development, Solid Waste
Facility Revenue Bonds, Do Good Foods LLC Fort Wayne,
Taxable Series 2022A-2
10.750 12/01/29 23
TOTAL INDIANA 23
MICHIGAN - 1.7%
1,000,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
2.960 04/01/27 980,664
500,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.110 04/01/28 484,826
2,245,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.244 04/01/29 2,154,225
425,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.344 04/01/30 402,957

Portfolio of Investments September 30, 2025
(continued)
NPCT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,575,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Taxable Series 2021B
3.644% 04/01/34 $ 1,447,102
TOTAL MICHIGAN 5,469,774
MONTANA - 0.6%
1,000,000 (a) Gallatin County, Montana, Industrial Development Revenue
Bonds, Series 2022
11.500 09/01/27 1,030,317
1,000,000 (a) Gallatin County, Montana, Industrial Development Revenue
Bonds, Series 2022
11.500 09/01/27 1,030,317
TOTAL MONTANA 2,060,634
NEW HAMPSHIRE - 0.7%
61,442,436 New Hampshire Business Finance Authority 0.595 08/20/39 2,428,205
TOTAL NEW HAMPSHIRE 2,428,205
NEW YORK - 0.8%
2,500,000 New York Transportation Development Corporation, Revenue
Bonds, MTA ADA Upgrades Project, Long Term Taxable
Sustainability Green Series 2023B
6.971 06/30/51 2,485,407
TOTAL NEW YORK 2,485,407
WISCONSIN - 0.1%
500,000 (a) Public Finance Authority, Wisconsin, Educational Facilities
Revenue Bonds, Series 2025-B
6.250 06/01/31 505,920
TOTAL WISCONSIN 505,920
TOTAL MUNICIPAL BONDS
(Cost $15,026,539) 13,810,757
SHARES DESCRIPTION RATE VALUE
20462918 PREFERRED STOCK - 6.2% (4.1% of Total Investments) 20462918
CAPITAL GOODS - 1.6%
269,000 Triton International Ltd 5.750 5,167,490
TOTAL CAPITAL GOODS 5,167,490
FINANCIAL SERVICES - 1.5%
300,000 Affiliated Managers Group Inc 4.200 4,824,000
TOTAL FINANCIAL SERVICES 4,824,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
77,904 Brookfield Property Partners LP 5.750 1,043,913
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,043,913
UTILITIES - 2.8%
100,426 Brookfield Infrastructure Partners LP 5.125 1,771,515
200,000 Brookfield Renewable Partners LP 5.250 3,782,000
200,000 CMS Energy Corp 4.200 3,874,000
TOTAL UTILITIES 9,427,515
TOTAL PREFERRED STOCK
(Cost $28,938,056) 20,462,918
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
22379717 SOVEREIGN DEBT - 6.8% (4.4% of Total Investments) 22379717
BENIN - 3.3%
EUR 10,000,000 (a) Benin Government International Bond 4.950 01/22/35 10,764,393
TOTAL BENIN 10,764,393
CHILE - 1.2%
5,000,000 Chile Government International Bond 3.100 05/07/41 3,800,500
TOTAL CHILE 3,800,500
MEXICO - 2.3%
EUR 5,000,000 Mexico Government International Bond 2.250 08/12/36 4,767,419
3,150,000 Mexico Government International Bond 4.875 05/19/33 3,047,405
TOTAL MEXICO 7,814,824
TOTAL SOVEREIGN DEBT
(Cost $25,554,978) 22,379,717

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
12265651 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7% (2.4% of Total Investments) 12265651
$ 300,000 United States Treasury Note/Bond 4.750% 05/15/55 $ 300,938
9,519,000 United States Treasury Note/Bond 4.250 08/15/35 9,596,342
86,000 United States Treasury Note/Bond 3.375 09/15/28 85,415
1,406,000 United States Treasury Note/Bond 3.625 09/30/30 1,398,860
886,000 United States Treasury Note/Bond 3.500 09/30/27 884,096
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $12,233,539) 12,265,651
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13959838 VARIABLE RATE SENIOR LOAN INTERESTS - 4.3% (2.8% of Total Investments) 13959838
COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
10,205,427 (h) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M +
4.500%)
8.778 05/08/28 10,205,427
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,205,427
UTILITIES - 1.2%
980,083 (h) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6.449 12/15/27 979,779
2,800,000 (h) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.000%)
6.163 04/30/31 2,774,632
TOTAL UTILITIES 3,754,411
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $13,893,238) 13,959,838
TOTAL LONG-TERM INVESTMENTS
(Cost $592,069,443) 498,945,386
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%(1.2% of Total Investments)
6064233 REPURCHASE AGREEMENTS - 1.9% (1.2% of Total Investments) 6064233
164,233 (j) Fixed Income Clearing Corporation 1.260 10/01/25 164,233
5,900,000 (k) Fixed Income Clearing Corporation 4.150 10/01/25 5,900,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,064,233) 6,064,233
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,064,233) 6,064,233
TOTAL INVESTMENTS - 153.7%
(Cost $598,133,676) 505,009,619
BORROWINGS - (19.0)% (l),(m) (62,500,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (14.9)%(n) (49,077,065)
TFP SHARES, NET - (21.2)%(o) (69,742,507)
OTHER ASSETS & LIABILITIES, NET -  1.4% 4,917,873
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 328,607,920
EUR Euro
I/O Interest only security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $274,949,834 or 54.4% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
26.5% of Total Investments.
(e) Perpetual security. Maturity date is not applicable.

Portfolio of Investments September 30, 2025
(continued)
NPCT

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $65,740,163 have been pledged as collateral for reverse repurchase agreements.
(g) All or a portion of this security is owned by Nuveen Core Plus Impact Fund Ltd. which is a 100% owned subsidiary of the fund.
(h) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $164,238 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $167,719.
(k) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $5,900,680 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $6,018,074.
(l) Borrowings as a percentage of Total Investments is 12.4%.
(m) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.7%.
(o) TFP Shares, Net as a percentage of Total Investments is 13.8%.
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 8,096,905 EUR 6,858,671 Bank of America, N.A. 10/10/25 $ 40,526
Total         $40,526
Total unrealized appreciation on forward foreign currency contracts         $40,526
Total unrealized depreciation on forward foreign currency contracts         $–
EUR Euro
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
$ 187,223 $ 15,673 $ 171,550
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
117,585 (7,360) 124,945
Citibank N.A. Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
263,766 12,382 251,383
JPMorgan Chase Bank,
N.A.
Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
99,127 (2,494) 101,621
Morgan Stanley Capital
Services LLC
Fixed semi-annual
3.000%
Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
228,014 4,250 223,764
Morgan Stanley Capital
Services LLC
Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
69,587 (3) 69,590
Total $ 965,301 $ 22,448 $ 942,853

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NPCT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 4,936,219 $ 1,894,320 $ 6,830,539
Corporate Bonds – 336,552,547 – 336,552,547
Mortgage-Backed Securities – 72,683,419 – 72,683,419
Municipal Bonds – 13,810,757 – 13,810,757
Preferred Stock 20,462,918 – – 20,462,918
Sovereign Debt – 22,379,717 – 22,379,717
U.S. Government and Agency Obligations – 12,265,651 – 12,265,651
Variable Rate Senior Loan Interests – 13,959,838 – 13,959,838
Short-Term Investments:
Repurchase Agreements – 6,064,233 – 6,064,233
Investments in Derivatives:
Cross Currency Swaps* – 942,853 – 942,853
Forward Foreign Currency Contracts* – 40,526 – 40,526
Total $ 20,462,918 $ 483,635,760 $ 1,894,320 $ 505,992,998
* Represents net unrealized appreciation (depreciation).